                                           May 12, 2011
Karl Hiller
Craig H. Arakawa
United States Securities and Exchange Commission
Division of Corporation Finance
100 F. Street, N.E.
Washington, D.C. 20549-4628

RE:	Lucky Boy Silver Corp.
Form 10-K for the Fiscal Year Ended May 31, 2010
Filed September 14, 2010
File No. 000-53284

Dear Mr. Arakawa:

Lucky Boy Silver Corp. hereby acknowledges that:

•	the filing person is responsible for the adequacy and accuracy of the disclosure in the filing;
•	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and
•	the filing person may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Very truly yours,

/s/ Kenneth B. Liebscher

Kenneth B. Liebscher, President
Lucky Boy Silver Corp